Property and Equipment, Net-Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Total	$ 1,451,264	$ 1,383,867
Less: accumulated depreciation	(844,363)	(883,814)
Net carrying value	606,901	500,053
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	528,676	724,398
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	245,257	163,499
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	426,253	242,953
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	$ 251,078	$ 253,017